FINANCE INCOME AND EXPENSES - Interest expense and other financial expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Analysis of income and expense [abstract]
Interest expense on convertible notes	$ (23,049)	$ (21,990)
Accretion of close down and restoration provision	(3,743)	(3,459)
Interest expense on moratorium liability	(2,542)	(6,212)
Other	(2,264)	(1,969)
Total interest expense and other finance expenses	$ (31,598)	$ (33,630)